Business segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Business segments	Business segments
We have an internal information system that produces performance data along product and service lines for our three principal business segments and the Other segment.

The primary products and services and types of revenue in each line of business and a description of the Other segment are presented below.

Securities Services business segment

Line of business	Primary products and services	Primary types of revenue
Asset Servicing	Custody, Trust & Depositary, accounting, ETF services, middle-office solutions, transfer agency, services for private equity and real estate funds, foreign exchange, securities lending, liquidity/lending services and data analytics	– Investment services fees (includes securities lending revenue) – Net interest income – Foreign exchange revenue – Financing-related fees

Issuer Services	Corporate Trust (trustee, paying agency, fiduciary, escrow and other financial services) and Depositary Receipts (issuer services and support for brokers and investors)	– Investment services fees – Net interest income – Foreign exchange revenue

Market and Wealth Services business segment

Line of business	Primary products and services	Primary types of revenue
Pershing	Clearing and custody, investment, wealth and retirement solutions, technology and enterprise data management, trading services and prime brokerage	– Investment services fees – Net interest income

Treasury Services	Integrated cash management solutions including payments, foreign exchange, liquidity management, receivables processing, payables management and trade finance	– Investment services fees – Net interest income – Foreign exchange revenue

Clearance and Collateral Management	Clearance (including U.S. government and global clearing services) and Global Collateral Management (including tri-party services)	– Investment services fees – Net interest income

Investment and Wealth Management business segment

Line of business	Primary products and services	Primary types of revenue
Investment Management	Diversified investment management strategies and distribution of investment products	– Investment management fees – Performance fees – Distribution and servicing fees

Wealth Management	Investment management, custody, wealth and estate planning, private banking services, investment services and information management	– Investment management fees – Net interest income

Other segment	Description	Primary types of revenue
	Includes leasing portfolio, corporate treasury activities including our securities portfolio, derivatives and other trading activity, corporate and bank-owned life insurance, tax credit investments and other corporate investments and certain business exits	– Foreign exchange revenue – Investment and other revenue – Other trading revenue – Net gain (loss) on securities – Net interest income (expense)
Business accounting principles

Our business segment data has been determined on an internal management basis of accounting, rather than GAAP, which is used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Our business segments are consistent with the structure used by the President and Chief Executive Officer, our Chief Operating Decision Maker (“CODM”), to make key operating decisions and assess performance. Our CODM evaluates the business segments’ operating performance primarily based on fee and other revenue, total revenue, income before income taxes, and pre-tax operating margin. The significant expense information regularly provided to and reviewed by the CODM is total noninterest expense. The CODM considers this information when evaluating the performance of each business segment and making decisions about allocating capital and other resources to each business segment.

Business segment results are subject to reclassification when organizational changes are made, or for refinements in revenue and expense allocation methodologies. Refinements are typically reflected on a prospective basis. In 2024, we made certain realignments of similar products and services within our lines of business. The largest change was the movement of Institutional Solutions from Pershing to Clearance and Collateral Management, both in the Market and Wealth Services business segment. We made other smaller changes that moved activity from Asset Servicing in the Securities Services business segment to Treasury Services in the Market and Wealth Services business segment, and from Wealth Management in the Investment and Wealth Management business segment and Pershing in the Market and Wealth Services business segment to Investment Management in the Investment and Wealth Management business segment. The Other segment was not impacted by the changes. Business segment results for the fiscal years 2023 and 2022 have been revised to reflect these changes.

The accounting policies of the businesses are the same as those described in Note 1.

The results of our business segments are presented and analyzed on an internal management reporting basis.
•Revenue amounts reflect fee and other revenue generated by each business and include revenue for services provided between the segments that are also provided to third parties. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other fees in each segment.
•Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is included in the Securities Services segment.
•Net interest income is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.
•The provision for credit losses associated with the respective credit portfolios is reflected in each segment.
•Incentives expense related to restricted stock and RSUs is allocated to the segments.
•Support and other indirect expenses, including services provided between segments that are not provided to third parties or not subject to a revenue transfer agreement, are allocated to businesses based on internally developed methodologies and reflected in noninterest expense.
•Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
•Severance expense is recorded in the segments based on the business or function the impacted employees reside, with severance expense related to corporate staff, technology and operations reflected in the Other segment.
•Litigation expense is generally recorded in the business in which the charge occurs.
•Management of the securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are generally included in the Other segment.
•Client deposits serve as the primary funding source for our securities portfolio. We typically allocate all interest income to the businesses generating the deposits.
•Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Segments with a net liability position have been allocated assets.
•Goodwill and intangible assets are reflected within individual businesses.

The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2024	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,448	$4,535	$3,213	(a)	$98	$14,294	(a)
Net interest income (expense)	2,468	1,729	176		(61)	4,312
Total revenue	8,916	6,264	3,389	(a)	37	18,606	(a)
Provision for credit losses	38	19	4		9	70
Noninterest expense	6,314	3,353	2,780		254	12,701
Income (loss) before income taxes	$2,564	$2,892	$605	(a)	$(226)	$5,835	(a)
Pre-tax operating margin (b)	29%	46%	18%		N/M	31%
Average assets	$196,740	$124,448	$26,385		$65,761	$413,334
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $13 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2023	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	(a)	Consolidated	(a)
(dollars in millions)
Total fee and other revenue	$6,029	$4,160	$2,987	(b)	$174		$13,350	(b)
Net interest income (expense)	2,569	1,710	168		(102)		4,345
Total revenue	8,598	5,870	3,155	(b)	72		17,695	(b)
Provision for credit losses	99	41	(4)		(17)		119
Noninterest expense	6,358	3,205	2,776		956		13,295
Income (loss) before income taxes	$2,141	$2,624	$383	(b)	$(867)		$4,281	(b)
Pre-tax operating margin (c)	25%	45%	12%		N/M		24%
Average assets	$197,434	$131,383	$26,714		$51,211		$406,742
(a)    The prior period was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.
(b)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $2 million.
(c)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2022	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	(a)	Consolidated	(a)
(dollars in millions)
Total fee and other revenue	$5,974	$3,889	$3,335	(b)	$(160)		$13,038	(b)
Net interest income (expense)	2,028	1,410	228		(162)		3,504
Total revenue (loss)	8,002	5,299	3,563	(b)	(322)		16,542	(b)
Provision for credit losses	8	7	1		23		39
Noninterest expense	6,281	2,936	3,515		278		13,010
Income (loss) before income taxes	$1,713	$2,356	$47	(b)	$(623)		$3,493	(b)
Pre-tax operating margin (c)	21%	44%	1%		N/M		21%
Average assets	$212,575	$138,249	$32,057		$43,806		$426,687
(a)    The prior period was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.
(b)    Total fee and other revenue, total revenue and income before taxes are net of (loss) attributable to noncontrolling interests related to consolidated investment management funds of $(13) million.
(c)    Income before taxes divided by total revenue.
N/M – Not meaningful.